UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2010

Date of reporting period: December 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM

Mutual Fund

81st Annual Report

December 31, 2010

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund increased 19.7% during the fourth quarter of 2010 compared to the Standard and Poor’s 500 Index which rose 10.8% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which returned -1.4% over the same period. For the twelve months just ended, CGM Mutual Fund increased 16.0%, the S&P 500 Index grew 15.1% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index returned 6.4%.

The Year in Review and Economic Outlook

The new year 2010 dawned on a high note with news that fourth quarter 2009 Gross Domestic Product grew 5.6%. The celebration, however, was short-lived as data on new home sales early in the year and prices of existing homes weighed heavily on the stock market dragging the S&P 500 Index down 5.1% in the first five weeks of 2010. In February, the mid-Atlantic states were pounded by storms dubbed “Snowmageddon” which brought business activity to a standstill in many places for nearly a week. In March, new signs of economic life emerged with the release of encouraging consumer retail sales numbers and in April, sales figures from the housing market soared in the weeks prior to the expiration of a first-time home buyer tax credit at the end of that month. Bad news returned in May when new home sales plunged and the equity market as measured by the S&P 500 Index fell more in that month than in any other month of May for the past 48 years. The deteriorating financial situation in Europe, pending congressional financial reform legislation and a disastrous oil spill in the Gulf of Mexico added to the economic gloom. The most positive sector of the U.S. economy in the spring of 2010 was manufacturing as measured by the Institute of Supply Management’s Purchasing Manager’s Index (PMI) which slowed slightly from April to May and again in June but remained expansive at 56.2 at the end of the quarter (a reading above 50 percent generally indicates the manufacturing economy is growing).

Increased productivity is good news for corporate profits and the start of the third quarter witnessed a spate of strong earnings announcements which led to a brief stock market rally in the first weeks of July, though yet another weak jobs report and slowing retail sales proved to be too much of a drag on the investor psyche to sustain the rise. On August 10, in an effort to stimulate the economy, the Federal Reserve Board announced it planned to re-invest proceeds from maturing mortgage debt in U.S. Treasury securities. The Fed’s announcement, we believe along with a flight to safety driven by fears of a “double dip” or a re-emerging business slowdown after a short period of growth, pushed interest rates on 10-year Treasury bonds down to 2.42% on August 25, 2010.

Our confidence in the good news on the manufacturing front and rising corporate profits outweighed the “double dip” argument in our minds. The S&P 500 Index reinforced this view by jumping 8.9% in September, a month that more frequently ushers in down markets than up.

Third quarter 2010 Gross Domestic Product was announced in October clocking in at a disappointing 2.5% growth rate (later revised to 2.6%) which resurrected talk of a double dip. On November 3, the Fed announced an additional $600 billion stimulus program designed to add new fuel to the economic recovery. The Fed’s intent was to lower interest rates by purchasing government bonds thereby encouraging borrowing and spending and prompting companies to hire. A week later in Seoul, G20 Summit attendees voiced their disapproval of the $600 billion Quantitative Easing Program to President Obama. But then, the European Union announced a loan price tag of perhaps $110 billion to see Ireland through its financial difficulties in the coming year and international voices quieted as the dollar strengthened, an EU loan agreement was reached on November 21 and fears of a wider financial panic subsided.

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CGM MUTUAL FUND

Utilities, mines and factories in the United States increased output 0.3% in November as measured by the Federal Reserve Board’s Industrial Production Index, up 5.6% from November of one year earlier. Retail sales and exports both were up in November, and December shopping statistics—though shy of expectations—were up 3.2% for same store sales. Despite an unexpected rally in the bond market (the ten-year Treasury note yielded 3.84% at the beginning of 2010, fell to 2.33% on October 8 and ended the year at 3.31%), interest rates remain extremely low which, combined with rising productivity, strong corporate profits and Federal Reserve Board stimulus, leads us to believe the recovery is indeed intact. We believe there is little risk of a double dip experience and we look forward to an increase in business activity and perhaps, equity valuations in the coming year.

Portfolio Strategy

Throughout 2010, the equity section of the CGM Mutual Fund portfolio was invested in companies we believed were poised to benefit from global growth.

Ford Motor Company was the largest contributor to Fund performance as the company realized very substantial profits in an otherwise depressed U.S. automobile market. Global mining companies also contributed importantly to our 2010 performance as they benefited from growing demand for industrial commodities.

The U.S. economy did not grow as fast as we had anticipated during the first three quarters of the year and a number of our U.S.-oriented investments were sold at a loss. Our largest losses occurred in Whirlpool Corporation, Bed Bath & Beyond Inc., Lincoln National Corporation and United States Steel Corporation.

The fixed income portion of the CGM Mutual Fund portfolio ranged between 26% and 28% of total net assets during the year. We entered the year with that portion of the portfolio fully invested in long-term corporate bonds though in the second half of 2010, we replaced most of these holdings with two-year Treasury notes in anticipation of rising interest rates in 2011.

We believe the U.S. economy grew stronger in the fourth quarter of 2010 and look forward to a healthier domestic economic environment in the new year.

On December 31, 2010, CGM Mutual Fund was approximately 26% invested in fixed income securities, primarily two-year Treasury securities with a small position in corporate bonds. The three largest positions in the equity portion of the portfolio were in the auto parts, vehicle assembly and oil service industries. The Fund’s three largest equity holdings were Ford Motor Company, BorgWarner Inc. (auto parts) and Teck Resources Limited (metals and mining).

Robert L. Kemp President

G. Kenneth Heebner Portfolio Manager

January 3, 2011

2

Comparisons of the change in value of a $10,000 investment in CGM Mutual Fund, the S&P 500 Index, and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index

assuming reinvestment of dividends and capital gains

CGM Mutual Fund
Average Annual Total Returns
through 12/31/10
1 year 16.0%
5 year 7.1%
10 year 6.3%
Past performance is no indication of future results
$25,000
20,000
15,000
10,000
5,000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
$18,402
$17,721
$11,504
CGM Mutual Fund
S&P 500 Index
Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index

CGM MUTUAL FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Realty Fund and CGM Focus Fund as well as other funds and accounts.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2010

CGM Mutual Fund
10 Years	+84.0%
5 Years	+40.9
1 Year	+16.0
3 Months	+19.7

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund’s average daily net assets. Otherwise, the cumulative total return and the average annual total return for the 10 year period ended December 31, 2010 would have been lower.

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CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2010

COMMON STOCKS

Industry	Percent of net assets
Auto Parts	15.8%
Vehicle Assembly	13.8
Oil Service	10.5
Chemicals – Specialty	9.2
Metals and Mining	5.8
Services	5.7
Copper	5.5
Oil Refining	3.3
Miscellaneous	2.1
Oil – Independent Production	1.3

BONDS

Industry	Percent of net assets
United States Treasury	20.7%
Beverages and Tobacco	5.7

SCHEDULE OF INVESTMENTS as of December 31, 2010

COMMON STOCKS – 73.0% OF TOTAL NET ASSETS

	Shares	Value(a)
Auto Parts – 15.8%
Autoliv, Inc.	340,000	$ 26,839,600
BorgWarner Inc. (b)	515,000	37,265,400
Magna International Inc. (c)	570,000	29,640,000
		93,745,000
Chemicals – Specialty - 9.2%
Agrium Inc. (c)	260,000	23,855,000
Albemarle Corporation	550,000	30,679,000
		54,534,000
Copper – 5.5%
Freeport-McMoRan Copper & Gold Inc.	270,000	32,424,300

Metals and Mining – 5.8%
Teck Resources Limited (c)	560,000	34,624,800

Miscellaneous – 2.1%
O’Reilly Automotive, Inc. (b)	205,000	12,386,100

Oil - Independent Production – 1.3%
CNOOC Limited ADR (d)	31,500	7,508,655

Oil Refining – 3.3%
Hess Corporation	260,000	19,900,400

See accompanying notes to financial statements.

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CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2010 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)
Oil Service – 10.5%
Halliburton Company	740,000	$ 30,214,200
Schlumberger Limited	385,000	32,147,500
		62,361,700
Services – 5.7%
Priceline.com Incorporated (b)	84,500	33,761,975

Vehicle Assembly – 13.8%
Ford Motor Company (b)	3,050,000	51,209,500
Tata Motors Limited ADR (d)	1,040,000	30,513,600
		81,723,100
TOTAL COMMON STOCKS (Identified cost $329,398,968)		432,970,030

BONDS – 26.4% OF TOTAL NET ASSETS

	Face Amount
Beverages and Tobacco – 5.7%
Altria Group, Inc., 9.950%, 11/10/2038	$24,000,000	33,819,168

United States Treasury – 20.7%
United States Treasury Note, 0.375%, 08/31/2012	52,000,000	51,906,556
United States Treasury Note, 0.375%, 10/31/2012	71,400,000	71,182,444
		123,089,000
TOTAL BONDS (Identified cost $148,213,381)		156,908,168

SHORT-TERM INVESTMENT – 0.5% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.03%, 01/03/2011 (Cost $2,765,000)	2,765,000	2,765,000

TOTAL INVESTMENTS – 99.9% (Identified cost $480,377,349)		592,643,198
Cash and receivables		27,279,419
Liabilities		(26,532,071)
TOTAL NET ASSETS – 100.0%		$593,390,546

(a)

See note 2A.

(b)

Non-income producing security.

(c)

The Fund has approximately 14.9% of its net assets at December 31, 2010 invested in companies incorporated in Canada.

(d)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

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CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

Assets

Investments at value (Identified cost— $480,377,349)		$592,643,198
Cash		458
Receivable for:
Securities sold	$26,530,133
Shares of the Fund sold	48,885
Dividends and interest	699,943	27,278,961
Total assets		619,922,617
Liabilities
Payable for:
Securities purchased	25,578,651
Shares of the Fund redeemed	246,288
Tax withholding liability	25,083
Distributions declared	84,838	25,934,860
Accrued expenses:
Management fees	440,420
Trustees’ fees	16,060
Accounting, administration and compliance expenses	14,109
Transfer agent fees	47,500
Other expenses	79,122	597,211
Total liabilities		26,532,071
Net Assets		$593,390,546
Net assets consist of:
Capital paid-in		$565,571,433
Accumulated net realized losses on investments		(84,448,158)
Net unrealized appreciation on investments		112,267,271
Net Assets		$593,390,546
Shares of beneficial interest outstanding, no par value		20,144,205
Net asset value per share*		$29.46

*

Shares of the Fund are sold and redeemed at net asset value ($593,390,546/20,144,205).

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Income

Income:
Dividends (net of withholding tax of $76,575)	$ 2,886,863
Interest	7,860,908
10,747,771
Expenses:
Management fees	4,718,321
Trustees’ fees	65,697
Accounting, administration and compliance expenses	169,307
Custodian fees and expenses	97,574
Transfer agent fees	446,404
Audit and tax services	45,566
Legal	34,695
Printing	66,868
Registration fees	34,807
Miscellaneous expenses	3,321
5,682,560
Net investment income	5,065,211

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gains on investments	67,041,495
Net unrealized appreciation on investments and foreign currency transactions	8,722,739
Net realized and unrealized gains on investments and foreign currency transactions	75,764,234
Change in Net Assets from Operations	$80,829,445

See accompanying notes to financial statements.

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CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
From Operations
Net investment income	$ 5,065,211	$ 9,871,471
Net realized gains (losses) on investments	67,041,495	(25,847,815)
Net unrealized appreciation on investments and foreign currency transactions	8,722,739	92,047,092
Change in net assets from operations	80,829,445	76,070,748

From Distributions to Shareholders
Net investment income	(5,064,903)	(9,872,248)
	(5,064,903)	(9,872,248)

From Capital Share Transactions
Proceeds from sale of shares	24,901,876	46,082,779
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	4,496,145	8,713,291
	29,398,021	54,796,070
Cost of shares redeemed	(61,024,980)	(61,628,962)
Change in net assets derived from capital share transactions	(31,626,959)	(6,832,892)
Total change in net assets	44,137,583	59,365,608
Net Assets
Beginning of period	549,252,963	489,887,355
End of period	$593,390,546	$549,252,963

Number of shares of the Fund:
Issued from sale of shares	929,015	2,053,537
Issued in connection with reinvestment of:
Dividends from net investment income	171,204	371,177
	1,100,219	2,424,714
Redeemed	(2,378,838)	(2,717,347)
Net change	(1,278,619)	(292,633)

See accompanying notes to financial statements.

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CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2010	2009	2008	2007	2006

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$25.64	$22.56	$31.80	$27.78	$27.89
Net investment income (a)	0.25	0.45	0.31	0.32	0.45
Net realized and unrealized gains (losses) on investments and foreign currency transactions	3.82	3.08	(9.25)	10.33	1.09
Total from investment operations	4.07	3.53	(8.94)	10.65	1.54

Dividends from net investment income	(0.25)	(0.45)	(0.30)	(0.33)	(0.45)
Distribution from net short-term realized gains	—	—	—	(6.22)	(1.20)
Distribution from net long-term realized gains	—	—	—	(0.08)	—
Total distributions	(0.25)	(0.45)	(0.30)	(6.63)	(1.65)

Net increase (decrease) in net asset value	3.82	3.08	(9.24)	4.02	(0.11)
Net asset value at end of period	$29.46	$25.64	$22.56	$31.80	$27.78

Total return (%)	16.0	15.9	(28.2)	38.5	5.5

Ratios:
Operating expenses to average net assets (%)	1.08	1.09	1.05	1.05	1.07
Net investment income to average net assets (%)	0.96	1.97	1.07	1.03	1.55
Portfolio turnover (%)	342	417	466	444	504
Net assets at end of period (in thousands) ($)	593,391	549,253	489,887	648,122	504,574

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.

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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2010

1.

Organization — CGM Mutual Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from December 31, 2010 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of December 31, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$432,970,030	$ —	$ —

Debt Securities
United States Treasury	—	123,089,000	—
Corporate Bonds	—	33,819,168	—
Commercial Paper	—	2,765,000	—
Total	$432,970,030	$159,673,168	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigations. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2010 and has concluded that no provisions for federal income tax is required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosures. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$112,265,849

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2010 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$480,377,349	$112,505,357	$(239,508)	$112,265,849

At December 31, 2010, the Fund had available for tax purposes, capital loss carryovers of $24,782,962 expiring December 31, 2017 and $59,665,196 expiring December 31, 2016.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the period ended December 31, 2010 and 2009 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2010	$5,064,903	$ —	$5,064,903
2009	$9,872,248	$ —	$9,872,248

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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy or in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

4.

Purchases and sales of securities — For the period ended December 31, 2010, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,650,363,851 and $1,804,096,401, respectively. For long-term government obligations, there were $134,265,117 of purchases and $11,009,844 of sales.

5.

Fees and expenses

A.

Management fees — During the period ended December 31, 2010, the Fund incurred management fees of $4,718,321, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expenses of $169,307, for the period ended December 31, 2010, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $137,251 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2010, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

13

CGM MUTUAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund (the “Fund”, a series of CGM Trust) at December 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2011

14

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2010 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

CGM MUTUAL FUND

FUND EXPENSES

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010 to December 31, 2010.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/01/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/01/10 – 12/31/10
Actual	$1,000.00	$1,300.44	$6.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.49

*

Expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

16

CGM MUTUAL FUND

25 YEAR INVESTMENT RECORD DECEMBER 31, 1985 — DECEMBER 31, 2010 (unaudited)
IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1985
On December 31	— AND HAD TAKEN ALL DIVIDENDS AND DISTRIBUTIONS IN CASH			OR — HAD REINVESTED ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
	The Net Asset Value of Your Shares Would Have Been	During the Year You Would Have Received		The Value of Your Original Investment At Each Year End Would Have Been	Which Would Represent
		Per Share Capital Gains Distributions of	Per Share Income Distributions of		An Annual Total Return of	A Cumulative Change Expressed As An Index With December 31, 1985 = 100.0
1985	$21.53					100.0
1986	22.86	$ 2.75	$ 0.94	$ 26.93	+ 25.1%	125.1
1987	20.40	4.52	1.06	30.62	+ 13.7	142.2
1988	19.94	—	1.10	31.60	+ 3.2	146.8
1989	22.34	0.95	0.93	38.46	+ 21.7	178.7
1990	21.64	—	0.93*	38.88	+ 1.1	180.7
1991	26.80	2.64	0.97	54.78	+ 40.9	254.6
1992	26.02	1.42	0.93	58.12	+ 6.1	270.1
1993	28.88	1.93	0.86	70.79	+ 21.8	329.0
1994	25.05	—	1.04	63.92	– 9.7	297.1
1995	29.43	0.89	0.77	79.45	+ 24.3	369.3
1996	31.42	4.15	0.74	98.28	+ 23.7	456.8
1997	25.52	7.81	0.67	106.34	+ 8.2	494.3
1998	26.36	0.25	0.98	115.06	+ 8.2	534.8
1999	27.28	3.54	0.84	138.65	+ 20.5	644.4
2000	23.38	—	0.73	122.57	– 11.6	569.6
2001	20.47	—	0.20	108.35	– 11.6	503.5
2002	16.65	—	0.41	90.04	– 16.9	418.4
2003	23.00	—	0.23	125.79	+ 39.7	584.5
2004	25.33	—	0.16	139.50	+ 10.9	648.2
2005	27.89	0.83	0.31	159.87	+ 14.6	742.8
2006	27.78	1.20	0.45	168.66	+ 5.5	783.7
2007	31.80	6.30	0.33	233.59	+ 38.5	1085.4
2008	22.56	—	0.30	167.72	– 28.2	779.3
2009	25.64	—	0.45	194.39	+ 15.9	903.2
2010	29.46	—	0.25	225.49	+ 16.0	1047.7
Totals		$39.18	$16.58		+ 947.7
* Includes $0.05 per share distributed from paid-in capital. Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Current performance may be higher or lower than the performance data quoted. The adviser waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for 2003 and 2004 and cumulative 25-year return would have been lower.

17

CGM MUTUAL FUND

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2010 (unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2010, the Fund designated $0 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 70		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM; Non-	3
age 78		voting Owner, Kenbob, Inc. (general
		partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 70		Secrest & Emery LLP (law firm);
		formerly Executive Vice President and
		Chief Operating Officer, The Glenmeade
		Trust Company (from 1990 to 1993);
		formerly Senior Vice President,
		J.P. Morgan Chase Bank (from 1981 to
		1990); Trustee, TT International U.S.A.
		Master and Feeder Trusts (four mutual
		funds) from 2000-2005

18

CGM MUTUAL FUND

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 61		LLC (since 2003); formerly Vice
		President and Chief Operating Officer,
		Fixed Income Management, Loomis,
		Sayles & Company, L.P.; formerly
		Director, Loomis, Sayles & Company,
		L.P. (from 1999 to 2002)

James Van Dyke Quereau, Jr.	Trustee since 1993	Managing Partner and Director, Stratton	3
age 62		Management Company (investment
		management); Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 64

Officers
G. Kenneth Heebner*	Vice President	Co-founder and Employee, CGM;	3
age 70	since 1990	Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since	Co-founder and Employee, CGM; Non-	3
age 78	1990	voting Owner, Kenbob, Inc. (general
		partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 41	Officer since 2004
address:
38 Newbury Street
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President	Employee – Investor Services Division,	3
age 50	since 1992 and	CGM
address:	Anti-Money
38 Newbury Street	Laundering
Boston, Massachusetts	Compliance
02116	Officer since 2002

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 47	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 65	Secretary since 1992

Martha I. Maguire*	Vice President	Employee – Funds Marketing, CGM	3
age 55	since 1994

Mary L. Stone*	Assistant Vice	Employee – Portfolio Transactions,	3
age 66	President since	CGM
	1990

19

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the
Fund and is not authorized for distribution to current or
prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR10

Printed in U.S.A.

CGM

Realty Fund

17th Annual Report

December 31, 2010

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund increased 12.5% during the fourth quarter of 2010 compared to the Standard and Poor’s 500 Index which rose 10.8% and the FTSE NAREIT Equity REITs Index which returned 7.4% over the same period. For the twelve months just ended, CGM Realty Fund increased 29.5%, the S&P 500 Index grew 15.1% and the FTSE NAREIT Equity REITs Index returned 28.0%.

The Year in Review and Economic Outlook

The new year 2010 dawned on a high note with news that fourth quarter 2009 Gross Domestic Product grew 5.6%. The celebration, however, was short-lived as data on new home sales early in the year and prices of existing homes weighed heavily on the stock market dragging the S&P 500 Index down 5.1% in the first five weeks of 2010. In February, the mid-Atlantic states were pounded by storms dubbed “Snowmageddon” which brought business activity to a standstill in many places for nearly a week. In March, new signs of economic life emerged with the release of encouraging consumer retail sales numbers and in April, sales figures from the housing market soared in the weeks prior to the expiration of a first-time home buyer tax credit at the end of that month. Bad news returned in May when new home sales plunged and the equity market as measured by the S&P 500 Index fell more in that month than in any other month of May for the past 48 years. The deteriorating financial situation in Europe, pending congressional financial reform legislation and a disastrous oil spill in the Gulf of Mexico added to the economic gloom. The most positive sector of the U.S. economy in the spring of 2010 was manufacturing as measured by the Institute of Supply Management’s Purchasing Manager’s Index (PMI) which slowed slightly from April to May and again in June but remained expansive at 56.2 at the end of the quarter (a reading above 50 percent generally indicates the manufacturing economy is growing).

Increased productivity is good news for corporate profits and the start of the third quarter witnessed a spate of strong earnings announcements which led to a brief stock market rally in the first weeks of July, though yet another weak jobs report and slowing retail sales proved to be too much of a drag on the investor psyche to sustain the rise. On August 10, in an effort to stimulate the economy, the Federal Reserve Board announced it planned to re-invest proceeds from maturing mortgage debt in U.S. Treasury securities. The Fed’s announcement, we believe along with a flight to safety driven by fears of a “double dip” or a re-emerging business slowdown after a short period of growth, pushed interest rates on 10-year Treasury bonds down to 2.42% on August 25, 2010.

Our confidence in the good news on the manufacturing front and rising corporate profits outweighed the “double dip” argument in our minds. The S&P 500 Index reinforced this view by jumping 8.9% in September, a month that more frequently ushers in down markets than up.

Third quarter 2010 Gross Domestic Product was announced in October clocking in at a disappointing 2.5% growth rate (later revised to 2.6%) which resurrected talk of a double dip. On November 3, the Fed announced an additional $600 billion stimulus program designed to add new fuel to the economic recovery. The Fed’s intent was to lower interest rates by purchasing government bonds thereby encouraging borrowing and spending and prompting companies to hire. A week later in Seoul, G20 Summit attendees voiced their disapproval of the $600 billion Quantitative Easing Program to President Obama. But then, the European Union announced a loan price tag of perhaps $110 billion to see Ireland through its financial difficulties in the coming year and international voices quieted as the dollar strengthened, an EU loan agreement was reached on November 21 and fears of a wider financial panic subsided.

1

CGM REALTY FUND

Utilities, mines and factories in the United States increased output 0.3% in November as measured by the Federal Reserve Board’s Industrial Production Index, up 5.6% from November of one year earlier. Retail sales and exports both were up in November, and December shopping statistics—though shy of expectations—were up 3.2% for same store sales. Despite an unexpected rally in the bond market (the ten-year Treasury note yielded 3.84% at the beginning of 2010, fell to 2.33% on October 8 and ended the year at 3.31%), interest rates remain extremely low which, combined with rising productivity, strong corporate profits and Federal Reserve Board stimulus, leads us to believe the recovery is indeed intact. We believe there is little risk of a double dip experience and we look forward to an increase in business activity and perhaps, equity valuations in the coming year.

Portfolio Strategy

CGM Realty Fund remained fully invested during 2010 in anticipation of both an improving domestic and global economy. In the first three quarters of the year, the U.S. economy did not grow as quickly as we had anticipated, though our investments in REITs delivered solid gains.

Hotel REITs were the largest REIT sector position in the portfolio for most of the year on account of their ability to re-price daily to rapidly respond to improving economic conditions. We also had significant positions in apartment and retail REITs which we believed would benefit from rising economic activity, albeit with a lag. Additionally, CGM Realty Fund was also invested in mining companies which profited from rising demand for industrial commodities in emerging economies.

We believe the U.S. economy strengthened in the fourth quarter of 2010 and anticipate a better domestic economic environment in the year ahead.

CGM Realty Fund’s strongest performers were hotel operators DiamondRock Hospitality Company, Host Hotels & Resorts, Inc. and Wyndham Worldwide Corporation. Global mining companies were also major contributors to the Fund’s performance. The two largest losses were in Vornado Realty Trust and Barrick Gold Corporation.

CGM Realty Fund was approximately 68% invested in REITs on December 31, 2010, including 20.7% in retail REITs, 19.3% in residential REITs, 15.6% in office and industrial REITs and 12.4% in lodging and resorts REITs. The Fund’s largest holdings were the REITs Host Hotels & Resorts, Inc., and Simon Property Group, Inc. (retail) and in the mining company Freeport-McMoRan Copper & Gold Inc.

Robert L. Kemp President

G. Kenneth Heebner Portfolio Manager

January 3, 2011

2

Comparisons of the change in value of a $10,000 investment in CGM Realty Fund, the S&P 500 Index, and the FTSE NAREIT Equity REITs Index

assuming reinvestment of dividends and capital gains

$80,000
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0,000
CGM Realty Fund
Average Annual Total Returns
through 12/31/10
1 year
29.5%
5 year
9.9%
10 year
19.0%
Past performance is no indication of future results
$57,017
$27,796
$11,504
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
CGM Realty Fund
S&P 500 Index
FTSE NAREIT Equity REITs Index

CGM REALTY FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Mutual Fund and CGM Focus Fund as well as other funds and accounts.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2010

CGM Realty Fund
10 Years	+470.2%
5 Years	+ 60.5
1 Year	+ 29.5
3 Months	+ 12.5

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2010

COMMON STOCKS

Real Estate Investment Trusts	Percent of net assets
Retail	20.7%
Residential	19.3
Office and Industrial	15.6
Lodging and Resorts	12.4
Other Common Stocks	Percent of net assets
Real Estate Services	10.8%
Copper	6.4
Metals and Mining	6.4
Hotels and Restaurants	4.0
Coal and Other Minerals and Ores	3.7

SCHEDULE OF INVESTMENTS as of December 31, 2010

COMMON STOCKS – 99.3% of TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS – 68.0%

	Shares	Value(a)
Lodging and Resorts – 12.4%
DiamondRock Hospitality Company (b)(c)	7,788,006	$ 93,456,072
Host Hotels & Resorts, Inc.	6,120,490	109,373,156
		202,829,228
Office and Industrial – 15.6%
Alexandria Real Estate Equities, Inc.	547,400	40,102,524
AMB Property Corporation	2,550,000	80,860,500
Boston Properties, Inc.	420,000	36,162,000
SL Green Realty Corp.	1,450,000	97,889,500
		255,014,524
Residential – 19.3%
AvalonBay Communities, Inc.	695,000	78,222,250
Equity Residential	1,590,000	82,600,500
Essex Property Trust, Inc.	650,000	74,243,000
Home Properties, Inc.	1,459,860	81,007,631
		316,073,381
Retail – 20.7%
General Growth Properties, Inc.	5,240,000	81,115,200
Simon Property Group, Inc.	1,085,673	108,013,607
Tanger Factory Outlet Centers, Inc.	1,505,000	77,040,950
Taubman Centers, Inc.	1,465,000	73,953,200
		340,122,957
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $941,544,291)		1,114,040,090

See accompanying notes to financial statements.

4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of December 31, 2010 (continued)

	Shares	Value(a)
OTHER COMMON STOCKS – 31.3%

Coal and Other Minerals and Ores – 3.7%
Walter Energy, Inc.	470,000	$ 60,084,800

Copper – 6.4%
Freeport-McMoRan Copper & Gold Inc.	875,000	105,078,750

Hotels and Restaurants – 4.0%
Wyndham Worldwide Corporation	2,200,000	65,912,000

Metals and Mining – 6.4%
Teck Resources Limited	1,694,000	104,740,020

Real Estate Services – 10.8%
CB Richard Ellis Group, Inc. (c)	4,830,000	98,918,400
Jones Lang LaSalle Incorporated	940,000	78,884,800
		177,803,200

TOTAL OTHER COMMON STOCKS (Identified cost $389,385,161)		513,618,770
TOTAL COMMON STOCKS (Identified cost $1,330,929,452)		1,627,658,860

	Face Amount
SHORT-TERM INVESTMENT – 0.3% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.03%, 01/03/11 (Cost $5,800,000)	$5,800,000	5,800,000

TOTAL INVESTMENTS – 99.6% (Identified cost $1,336,729,452).		1,633,458,860
Cash and receivables		16,488,065
Liabilities		(10,443,204)
TOTAL NET ASSETS – 100.0%		$1,639,503,721

(a)

See note 2A.

(b)

Non-controlled affiliate (See note 7).

(c)

Non-income producing security.

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

Assets

Investments at value: Unaffiliated issuers (Identified cost— $1,277,456,367)	$1,540,002,788
Non-controlled affiliates (Identified cost – $59,273,085)	93,456,072	$1,633,458,860
Cash		4,087
Receivable for:
Securities sold	8,126,098
Shares of the Fund sold	2,496,154
Dividends and interest	5,861,726	16,483,978
Total assets		1,649,946,925
Liabilities
Payable for:
Securities purchased	6,565,009
Shares of the Fund redeemed	1,644,980
Tax withholding liability	76,927
Distributions declared	886,114	9,173,030
Accrued expenses:
Management fees	1,057,465
Trustees’ fees	22,209
Accounting, administration and compliance expenses	24,537
Transfer agent fees	64,605
Other expenses	101,358	1,270,174
Total liabilities		10,443,204
Net Assets		$1,639,503,721
Net assets consist of:
Capital paid-in		$1,673,391,398
Accumulated net realized losses on investments		(330,621,386)
Net unrealized appreciation on investments		296,733,709
Net Assets		$1,639,503,721
Shares of beneficial interest outstanding, no par value		61,195,799
Net asset value per share*		$26.79

*

Shares of the Fund are sold and redeemed at net asset value ($1,639,503,721/61,195,799).

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Income

Income:
Dividends (net of withholding tax of $208,003 and includes $70,000 from non-controlled affiliated issuers)	$ 25,785,495
Interest	8,856
25,794,351
Expenses:
Management fees	11,126,650
Trustees’ fees	90,295
Accounting, administration and compliance expenses	294,452
Custodian fees and expenses	168,033
Transfer agent fees	578,720
Audit and tax services	45,567
Legal	90,113
Printing	106,396
Registration fees	55,623
Line of credit commitment fee	27,652
Miscellaneous expenses	7,312
12,590,813
Net investment income	13,203,538

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gains on investments (including gains of $166,465 on non-controlled affiliated issuers)	199,387,594
Net unrealized appreciation on investments and foreign currency transactions (including unrealized appreciation of $4,277,061 on non-controlled affiliated issuers)	157,637,228
Net realized and unrealized gains on investments and foreign currency transactions	357,024,822
Change in Net Assets from Operations	$370,228,360

See accompanying notes to financial statements.

6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
From Operations
Net investment income	$ 13,203,538	$ 36,994,606
Net realized gains (losses) on investments	199,387,594	(236,962,937)
Net unrealized appreciation on investments and foreign currency transactions	157,637,228	508,543,074
Change in net assets from operations	370,228,360	308,574,743

From Distributions to Shareholders
Net investment income	(14,713,571)	(36,994,606)
Tax return of capital	—	(7,362,440)
	(14,713,571)	(44,357,046)

From Capital Share Transactions
Proceeds from sale of shares	278,922,275	164,300,742
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	11,818,173	29,699,660
Distributions from tax return of capital	—	5,910,645
	290,740,448	199,911,047
Cost of shares redeemed	(272,944,692)	(239,998,141)
Change in net assets derived from capital share transactions	17,795,756	(40,087,094)
Total change in net assets	373,310,545	224,130,603
Net Assets
Beginning of period	1,266,193,176	1,042,062,573
End of period	$1,639,503,721	$1,266,193,176

Number of shares of the Fund:
Issued from sale of shares	11,899,065	10,045,920
Issued in connection with reinvestment of:
Dividends from net investment income	472,838	1,745,112
Distributions from tax return of capital	—	347,301
	12,371,903	12,138,333
Redeemed	(11,830,365)	(15,714,799)
Net change	541,538	(3,576,466)

See accompanying notes to financial statements.

7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2010	2009	2008	2007	2006

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$20.88	$16.22	$31.45	$27.06	$27.19
Net investment income (a)	0.22	0.61	0.72	0.27	0.45
Net realized and unrealized gains (losses) on investments and foreign currency transactions	5.93	4.79	(15.34)	9.06	7.37
Total from investment operations	6.15	5.40	(14.62)	9.33	7.82

Dividends from net investment income	(0.24)	(0.62)	(0.61)	(0.25)	(0.45)
Distribution from net short-term realized gains	—	—	—	(2.08)	(0.42)
Distribution from net long-term realized gains	—	—	—	(2.61)	(7.08)
Distribution from tax return of capital	—	(0.12)	—	—	—
Total distributions	(0.24)	(0.74)	(0.61)	(4.94)	(7.95)

Net increase (decrease) in net asset value	5.91	4.66	(15.23)	4.39	(0.13)
Net asset value at end of period	$26.79	$20.88	$16.22	$31.45	$27.06

Total return (%)	29.5	34.4	(46.9)	34.4	29.0

Ratios:
Operating expenses to average net assets (%)	0.89	0.93	0.86	0.86	0.88
Net investment income to average net assets (%)	0.93	3.73	2.62	0.86	1.49
Portfolio turnover (%)	133	170	218	200	160
Net assets at end of period (in thousands) ($)	1,639,504	1,266,193	1,042,063	1,998,461	1,474,746

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2010

1.

Organization — CGM Realty Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from December 31, 2010 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of December 31, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$1,627,658,860	$ —	$ —

Debt Securities
Commercial Paper	—	5,800,000	—
Total	$1,627,658,860	$5,800,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigations. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2010 and has concluded that no provisions for federal income tax is required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosures. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$292,367,719

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2010 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,341,091,141	$303,417,319	$(11,049,600)	$292,367,719

At December 31, 2010, the Fund had available for tax purposes, capital loss carryovers of $229,541,228 expiring December 31, 2017 and $96,718,469 expiring December 31, 2016.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/ (loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

The tax characterization of distributions is determined on an annualized basis. The tax character of distributions paid during the period ended December 31, 2010 and 2009 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
2010	$14,713,571	$ —	$ —	$14,713,571
2009	$36,994,606	$ —	$7,362,440	$44,357,046

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporation and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States,

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended December 31, 2010 purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,890,178,000 and $1,867,173,337, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended December 31, 2010, the Fund incurred management fees of $11,126,650, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expenses of $294,452, for the period ended December 31, 2010, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance and other services to the Fund, including $220,595 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2010, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund had a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.15% per annum through June 16, 2010 and then incurred a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly through June 15, 2011. There were no borrowings under the line of credit during the period ended December 31, 2010.

7.

Affiliated issuers — Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2010:

Name of Issuer	Number of Shares Held December 31, 2009	Gross Purchases*	Gross Sales	Number of Shares Held December 31, 2010	Dividend Income	Market Value December 31, 2010
DiamondRock Hospitality Company	7,560,000	228,006	—	7,788,006	$ —	$93,456,072
LaSalle Hotel Properties**	3,500,000	—	3,500,000	—	70,000	—
				Total	$70,000	$93,456,072

 *

Includes stock dividends.

**

Position is no longer considered an affiliated issuer.

8.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

14

CGM REALTY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund (the “Fund”, a series of CGM Trust) at December 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2011

15

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2010 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

CGM REALTY FUND

FUND EXPENSES

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010 to December 31, 2010.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/01/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/01/10 – 12/31/10
Actual	$1,000.00	$1,296.67	$5.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

17

CGM REALTY FUND

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2010 (unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2010, the Fund designated $0 as long-term capital dividends and $0 as tax return of capital.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 70		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM; Non-	3
age 78		voting Owner, Kenbob, Inc. (general
		partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 70		Secrest & Emery LLP (law firm);
		formerly Executive Vice President and
		Chief Operating Officer, The Glenmeade
		Trust Company (from 1990 to 1993);
		formerly Senior Vice President,
		J.P. Morgan Chase Bank (from 1981 to
		1990); Trustee, TT International U.S.A.
		Master and Feeder Trusts (four mutual
		funds) from 2000-2005

18

CGM REALTY FUND

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 61		LLC (since 2003); formerly Vice
		President and Chief Operating Officer,
		Fixed Income Management, Loomis,
		Sayles & Company, L.P.; formerly
		Director, Loomis, Sayles & Company,
		L.P. (from 1999 to 2002)

James Van Dyke Quereau, Jr.	Trustee since 1993	Managing Partner and Director, Stratton	3
age 62		Management Company (investment
		management); Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 64

Officers
G. Kenneth Heebner*	Vice President	Co-founder and Employee, CGM;	3
age 70	since 1990	Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since	Co-founder and Employee, CGM; Non-	3
age 78	1990	voting Owner, Kenbob, Inc. (general
		partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 41	Officer since 2004
address:
38 Newbury Street
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President	Employee – Investor Services Division,	3
age 50	since 1992 and	CGM
address:	Anti-Money
38 Newbury Street	Laundering
Boston, Massachusetts	Compliance
02116	Officer since 2002

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 47	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 65	Secretary since 1992

Martha I. Maguire*	Vice President	Employee – Funds Marketing, CGM	3
age 55	since 1994

Mary L. Stone*	Assistant Vice	Employee – Portfolio Transactions,	3
age 66	President since	CGM
	1990

19

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the
Fund and is not authorized for distribution to current or
prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR10

Printed in U.S.A.

CGM

Focus Fund

14th Annual Report

December 31, 2010

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund increased 23.1% during the fourth quarter of 2010 compared to the Standard and Poor’s 500 Index which rose 10.8% over the same period. For the twelve months just ended, CGM Focus Fund increased 17.0% while the S&P 500 Index grew 15.1%.

The Year in Review and Economic Outlook

The new year 2010 dawned on a high note with news that fourth quarter 2009 Gross Domestic Product grew 5.6%. The celebration, however, was short-lived as data on new home sales early in the year and prices of existing homes weighed heavily on the stock market dragging the S&P 500 Index down 5.1% in the first five weeks of 2010. In February, the mid-Atlantic states were pounded by storms dubbed “Snowmageddon” which brought business activity to a standstill in many places for nearly a week. In March, new signs of economic life emerged with the release of encouraging consumer retail sales numbers and in April, sales figures from the housing market soared in the weeks prior to the expiration of a first-time home buyer tax credit at the end of that month. Bad news returned in May when new home sales plunged and the equity market as measured by the S&P 500 Index fell more in that month than in any other month of May for the past 48 years. The deteriorating financial situation in Europe, pending congressional financial reform legislation and a disastrous oil spill in the Gulf of Mexico added to the economic gloom. The most positive sector of the U.S. economy in the spring of 2010 was manufacturing as measured by the Institute of Supply Management’s Purchasing Manager’s Index (PMI) which slowed slightly from April to May and again in June but remained expansive at 56.2 at the end of the quarter (a reading above 50 percent generally indicates the manufacturing economy is growing).

Increased productivity is good news for corporate profits and the start of the third quarter witnessed a spate of strong earnings announcements which led to a brief stock market rally in the first weeks of July, though yet another weak jobs report and slowing retail sales proved to be too much of a drag on the investor psyche to sustain the rise. On August 10, in an effort to stimulate the economy, the Federal Reserve Board announced it planned to re-invest proceeds from maturing mortgage debt in U.S. Treasury securities. The Fed’s announcement, we believe along with a flight to safety driven by fears of a “double dip” or a re-emerging business slowdown after a short period of growth, pushed interest rates on 10-year Treasury bonds down to 2.42% on August 25, 2010.

Our confidence in the good news on the manufacturing front and rising corporate profits outweighed the “double dip” argument in our minds. The S&P 500 Index reinforced this view by jumping 8.9% in September, a month that more frequently ushers in down markets than up.

Third quarter 2010 Gross Domestic Product was announced in October clocking in at a disappointing 2.5% growth rate (later revised to 2.6%) which resurrected talk of a double dip. On November 3, the Fed announced an additional $600 billion stimulus program designed to add new fuel to the economic recovery. The Fed’s intent was to lower interest rates by purchasing government bonds thereby encouraging borrowing and spending and prompting companies to hire. A week later in Seoul, G20 Summit attendees voiced their disapproval of the $600 billion Quantitative Easing Program to President Obama. But then, the European Union announced a loan price tag of perhaps $110 billion to see Ireland through its financial difficulties in the coming year and international voices quieted as the dollar strengthened, an EU loan agreement was reached on November 21 and fears of a wider financial panic subsided.

Utilities, mines and factories in the United States increased output 0.3% in November as measured by the Federal Reserve Board’s Industrial Production Index, up 5.6% from November of

CGM FOCUS FUND

one year earlier. Retail sales and exports both were up in November and December shopping statistics—though shy of expectations—were up 3.2% for same store sales. Despite an unexpected rally in the bond market (the ten-year Treasury note yielded 3.84% at the beginning of 2010, fell to 2.33% on October 8 and ended the year at 3.31%), interest rates remain extremely low which, combined with rising productivity, strong corporate profits and Federal Reserve Board stimulus, leads us to believe the recovery is indeed intact. We believe there is little risk of a double dip experience and we look forward to an increase in business activity and perhaps, equity valuations in the coming year.

Portfolio Strategy

CGM Focus Fund was fully invested throughout 2010 in anticipation of a global and domestic economic recovery. Many emerging economies grew steadily throughout the year, but the U.S. economy continued to be constrained by the lingering impact of the 2008 financial crisis.

The largest contributors to Fund performance in 2010 were automotive stocks which generated sizable profits despite a depressed automobile market. Other major contributors to Fund performance were investments in global mining companies which benefited from growing demand in many economies for industrial commodities, specifically, copper and metallurgical coal.

We had significant losses in technology stocks as well as in steel companies.

We believe the U.S. economy strengthened in the fourth quarter of 2010 and anticipate a better domestic economic environment in the year ahead.

On December 31, 2010, CGM Focus Fund held significant positions in the vehicle assembly, auto parts and oil service industries. The Fund’s three largest holdings were Ford Motor Company, BorgWarner Inc. (auto parts) and Freeport-McMoRan Copper & Gold Inc.

Robert L. Kemp President

G. Kenneth Heebner Portfolio Manager

January 3, 2011

Comparison of the change in value of a $10,000 investment in CGM Focus Fund and the S&P 500 Index assuming reinvestment of dividends and capital gains

$80,000
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0,000
CGM Focus Fund
Average Annual Total Returns
through 12/31/10
1 year 17.0%
5 year 6.7%
10 year 14.7%
Past performance is no indication of future results
$39,377
$11,504
2001 2002 2003 2004 2005 2006 2007 2008 2009 2010
CGM Focus Fund
S&P 500 Index

CGM FOCUS FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Mutual Fund and CGM Realty Fund as well as other funds and accounts.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2010

CGM Focus Fund
10 Years	+293.8%
5 Years	+ 38.4
1 Year	+ 17.0
3 Months	+ 23.1

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The adviser limited the Fund’s total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund’s cumulative total return and average annual total return for the ten year period would have been lower.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2010

COMMON STOCKS

Industry	Percent of net assets
Vehicle Assembly	19.9%
Auto Parts	16.5
Oil Service	15.8
Metals and Mining	9.7
Services	7.7
Copper	6.2
Coal and Other Minerals and Ores	5.8
Electronic Components	5.0
Retail	5.0
Chemicals – Specialty	2.8
Heavy Capital Goods	2.3
Oil – Independent Production	1.4
Steel	1.4

SCHEDULE OF INVESTMENTS as of December 31, 2010

COMMON STOCKS – 99.5% of TOTAL NET ASSETS

	Shares	Value(a)
Auto Parts – 16.5%
Autoliv, Inc.	1,790,000	$ 141,302,600
BorgWarner Inc. (b)	2,850,000	206,226,000
Magna International Inc. (c)	3,646,000	189,592,000
		537,120,600
Chemicals - Specialty – 2.8%
Potash Corporation of Saskatchewan Inc. (c)	585,000	90,575,550

Coal and Other Minerals and Ores – 5.8%
Walter Energy, Inc.	1,490,000	190,481,600

Copper – 6.2%
Freeport-McMoRan Copper & Gold Inc.	1,680,000	201,751,200

Electronic Components – 5.0%
SanDisk Corporation (b)	3,300,000	164,538,000

Heavy Capital Goods – 2.3%
Whirlpool Corporation	840,000	74,617,200

Metals and Mining – 9.7%
Alpha Natural Resources, Inc. (b)	2,020,000	121,260,600
Teck Resources Limited (c)	3,180,000	196,619,400
		317,880,000

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2010 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)
Oil - Independent Production – 1.4%
Occidental Petroleum Corporation	450,000	$ 44,145,000

Oil Service – 15.8%
Halliburton Company	4,050,000	165,361,500
National Oilwell Varco, Inc.	2,460,000	165,435,000
Schlumberger Limited	2,200,000	183,700,000
		514,496,500
Retail – 5.0%
Coach, Inc.	2,960,000	163,717,600

Services – 7.7%
Ctrip.com International, Ltd. ADR (b)(d)	2,030,000	82,113,500
Priceline.com Incorporated (b)	420,000	167,811,000
		249,924,500
Steel – 1.4%
Mechel OAO ADR (d)	1,520,000	44,429,600

Vehicle Assembly – 19.9%
Ford Motor Company (b)	29,000,000	486,910,000
Tata Motors Limited ADR (d)	5,600,000	164,304,000
		651,214,000

TOTAL COMMON STOCKS (Identified cost $2,440,716,164)		3,244,891,350

SHORT-TERM INVESTMENT – 0.4% OF TOTAL NET ASSETS

	Face Amount

American Express Credit Corporation, 0.03%, 01/03/11 (Cost $15,335,000)	$15,335,000	15,335,000
TOTAL INVESTMENTS – 99.9% (Identified cost $2,456,051,164)		3,260,226,350
Cash and receivables		171,876,144
Liabilities		(169,647,476)
TOTAL NET ASSETS – 100.0%		$3,262,455,018

(a)

See note 2A.

(b)

Non-income producing security.

(c)

The Fund has approximately 14.6% of its net assets at December 31, 2010 invested in companies incorporated in Canada.

(d)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

Assets

Investments at value (Identified cost— $2,456,051,164)		$ 3,260,226,350
Cash		2,329
Receivable for:
Securities sold	$166,284,258
Shares of the Fund sold	3,701,961
Dividends and interest	1,887,596	171,873,815
Total assets		3,432,102,494
Liabilities
Payable for:
Securities purchased	162,274,896
Shares of the Fund redeemed	4,292,796
Tax withholding liability	142,438	166,710,130
Accrued expenses:
Management fees	2,515,942
Trustees’ fees	43,131
Accounting, administration and compliance expenses	59,352
Transfer agent fees	153,881
Other expenses	165,040	2,937,346
Total liabilities		169,647,476
Net Assets		$ 3,262,455,018
Net assets consist of:
Capital paid-in		$ 5,652,387,008
Accumulated net realized losses on investments		(3,194,115,250)
Net unrealized appreciation on investments		804,183,260
Net Assets		$ 3,262,455,018
Shares of beneficial interest outstanding, no par value		93,760,922
Net asset value per share*		$34.80

*

Shares of the Fund are sold and redeemed at net asset value ($3,262,455,018/93,760,922).

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Income

Income:
Dividends (net of withholding tax of $707,678)	$ 20,830,631
Interest	26,267
20,856,898
Expenses:
Management fees	29,077,523
Trustees’ fees	173,985
Accounting, administration and compliance expenses	712,220
Custodian fees and expenses	330,089
Transfer agent fees	1,362,502
Audit and tax services	45,566
Legal	209,730
Printing	223,694
Registration fees	61,742
Line of credit commitment fee	58,749
Miscellaneous expenses	19,159
32,274,959
Net investment income	(11,418,061)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gains on investments	423,654,029
Net unrealized appreciation on investments and foreign currency transactions	21,382,088
Net realized and unrealized gains on investments and foreign currency transactions	445,036,117
Change in Net Assets from Operations	$433,618,056

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
From Operations
Net investment income	$ (11,418,061)	$ (3,543,825)
Net realized gains (losses) on investments	423,654,029	(757,034,698)
Net unrealized appreciation on investments and foreign currency transactions	21,382,088	1,054,522,673
Change in net assets from operations	433,618,056	293,944,150

From Distributions to Shareholders
Net investment income	—	(3,786,109)
	—	(3,786,109)

From Capital Share Transactions
Proceeds from sale of shares	358,042,998	584,998,963
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	—	3,137,127
	358,042,998	588,136,090
Cost of shares redeemed	(1,169,502,832)	(1,416,896,710)
Change in net assets derived from capital share transactions	(811,459,834)	(828,760,620)
Total change in net assets	(377,841,778)	(538,602,579)
Net Assets
Beginning of period	3,640,296,796	4,178,899,375
End of period	$3,262,455,018	$3,640,296,796

Number of shares of the Fund:
Issued from sale of shares	11,968,845	22,865,681
Issued in connection with reinvestment of:
Dividends from net investment income	—	105,321
	11,968,845	22,971,002
Redeemed	(40,554,759)	(55,651,850)
Net change	(28,585,914)	(32,680,848)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2010	2009	2008		2007	2006

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$29.75	$26.96	$52.49		$34.68	$33.40
Net investment income (loss) (a)(b)	(0.11)	(0.03)	0.20		0.06	0.82
Net realized and unrealized gains (losses) on investments and foreign currency transactions	5.16	2.85	(25.51)		27.71	4.19
Total from investment operations	5.05	2.82	(25.31)		27.77	5.01

Dividends from net investment income	—	(0.03)	(0.22)		(0.05)	(0.81)
Distribution from net short-term realized gains	—	—	—		(8.21)	—
Distribution from net long-term realized gains	—	—	—		(1.70)	(2.92)
Total distributions	—	(0.03)	(0.22)		(9.96)	(3.73)

Net increase (decrease) in net asset value	5.05	2.79	(25.53)		17.81	1.28
Net asset value at end of period	$34.80	$29.75	$26.96		$52.49	$34.68

Total return (%)	17.0	10.5	(48.2)		80.0	15.0	(c)

Ratios:
Operating expenses to average net assets (%)	1.03	1.02	0.97		0.99	1.02
Dividends and interest on short positions to average net assets (%)	—	0.21	0.39		0.28	0.18
Total expenses to average net assets (%)	1.03	1.23	1.36		1.27	1.20

Net investment income (loss) to average net assets (%)	(0.36)	(0.10)	0.44		0.14	2.23
Portfolio turnover (%)	363	464	504	(d)	384	333
Net assets at end of period (in thousands) ($)	3,262,455	3,640,297	4,178,899		5,536,114	2,272,039

(a) Net investment income (loss) per share excluding all related short sale income and
expenses ($)	(0.11)	0.03	0.32		(0.02)	0.36

(b)

Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(c)

In 2006, the Fund’s total return includes a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, the total return would have been 0.01% less.

(d)

Portfolio turnover excludes the impact of assets resulting from a merger with CGM Capital Development Fund.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2010

1.

Organization — CGM Focus Fund (the “Fund”) is a non-diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/ or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from December 31, 2010 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other

 ignificant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments as of December 31, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$3,244,891,350	$ —	$ —

Debt Securities
Commercial Paper	—	15,335,000	—
Total	$3,244,891,350	$15,335,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigations. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2010 and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition,

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

de-recognition or disclosure. Management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$803,766,672

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2010 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,456,459,678	$829,563,626	$(25,796,954)	$803,766,672

At December 31, 2010, the Fund had available for tax purposes, capital loss carryovers of $1,572,159,776 expiring December 31, 2017 and $1,621,546,960 expiring December 31, 2016.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/ (loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the period ended December 31, 2010 and 2009, were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2010	$ —	$ —	$ —
2009	$3,786,109	$ —	$3,786,109

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. For the year ended December 31, 2010, there were no short sales.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States,

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended December 31, 2010, purchases and sales of securities other than United States government obligations and short-term investments aggregated $11,245,513,428 and $12,061,096,440, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended December 31, 2010, the Fund incurred management fees of $29,077,523, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund’s average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and to Sarbanes Oxley Act of 2002. The accounting, administration and compliance expenses of $712,220, for the period ended December 31, 2010, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $498,821 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2010, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.15% per annum through October 18, 2010 and then incurs a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly, through October 17, 2011. There were no borrowings under the line of credit during the period ended December 31, 2010.

7.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

CGM FOCUS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund (the “Fund,” a series of CGM Trust) at December 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2011

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2010 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Fund’s website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

CGM FOCUS FUND

FUND EXPENSES

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010 to December 31, 2010.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/01/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/01/10 – 12/31/10
Actual	$1,000.00	$1,403.79	$6.27
Hypothetical (5% return before expenses)	$1,000.00	$1,019.99	$5.27

*

Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

CGM FOCUS FUND

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2010 (unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2010, the Fund designated $0 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 70		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM; Non-	3
age 78		voting Owner, Kenbob, Inc. (general
		partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 70		Secrest & Emery LLP (law firm);
		formerly Executive Vice President and
		Chief Operating Officer, The Glenmeade
		Trust Company (from 1990 to 1993);
		formerly Senior Vice President,
		J.P. Morgan Chase Bank (from 1981 to
		1990); Trustee, TT International U.S.A.
		Master and Feeder Trusts (four mutual
		funds) from 2000-2005

CGM FOCUS FUND

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 61		LLC (since 2003); formerly Vice
		President and Chief Operating Officer,
		Fixed Income Management, Loomis,
		Sayles & Company, L.P.; formerly
		Director, Loomis, Sayles & Company,
		L.P. (from 1999 to 2002)

James Van Dyke Quereau, Jr.	Trustee since 1993	Managing Partner and Director, Stratton	3
age 62		Management Company (investment
		management); Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 64

Officers
G. Kenneth Heebner*	Vice President	Co-founder and Employee, CGM;	3
age 70	since 1990	Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since	Co-founder and Employee, CGM; Non-	3
age 78	1990	voting Owner, Kenbob, Inc. (general
		partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 41	Officer since 2004
address:
38 Newbury Street
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President	Employee – Investor Services Division,	3
age 50	since 1992 and	CGM
address:	Anti-Money
38 Newbury Street	Laundering
Boston, Massachusetts	Compliance
02116	Officer since 2002

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 47	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 65	Secretary since 1992

Martha I. Maguire*	Vice President	Employee – Funds Marketing, CGM	3
age 55	since 1994

Mary L. Stone*	Assistant Vice	Employee – Portfolio Transactions,	3
age 66	President since	CGM
	1990

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the
Fund and is not authorized for distribution to current or
prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR10

Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2010. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2010.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2009 - $105,600 and 2010 - $118,900.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust’s financial statements and are not reported under paragraph (a) of this Item are the following: 2009 - $0 and 2010 - $0.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2009 - $14,850 and 2010 - $15,300. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2009 - $0 and 2010 - $0.

(e)(1)

The Trustees Committee of the Board of Trustees of the CGM Trust is required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership (“CGM”), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust. The Trustees Committees generally review each necessary pre-approval on a case by base basis. However, the Trustees Committee have authorized the President or Treasurer of the CGM Trust, on behalf of its series (the “Funds”) to incur additional fees totaling in the aggregate not more than $7,500.00 for services relating to the audit of the Funds for the fiscal year ended December 31, 2010, the close-out of the 2010 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

(2)

0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable.

(g)

The aggregate non-audit fees billed by CGM Trust’s accountant for services rendered to (i) CGM Trust, (ii) CGM, and (iii) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2009 - $14,850 and 2010 – $15,300.

(h)

There were no non-audit services that were rendered to the CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2010, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date: February 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date: February 16, 2011

By:

/S/ Jem A. Hudgins

Jem A. Hudgins

CFO & Treasurer

Principal Financial Officer

Date: February 16, 2011